Shareholders' Equity (Details) - USD ($)																	12 Months Ended
	Nov. 14, 2024	Oct. 21, 2024	Oct. 11, 2024	Oct. 09, 2024	Oct. 08, 2024	Oct. 07, 2024	Oct. 03, 2024	Sep. 03, 2024	Aug. 07, 2024	Aug. 01, 2024	May 08, 2024	Apr. 19, 2024	Feb. 20, 2024	Feb. 05, 2024	Jan. 31, 2024	Jan. 23, 2024	Dec. 31, 2023	Oct. 01, 2024	Sep. 30, 2024	Apr. 30, 2024	Dec. 31, 2022	Nov. 30, 2021
Shareholders’ Equity [Line Items]
Common shares, shares authorized																	150,000,000		300,000,000
Common shares, shares issued																	2,876,215		3,491,523
Common shares, shares outstanding																	2,876,215		3,491,523
Preferred stock, shares authorized																	1,000,000		1,000,000		1,000,000
Preferred stock, shares issued																	0		0		0
Preferred stock, shares outstanding																	0		0		0
Warrants to purchase																				9,644
Common stock, par value (in Dollars per share)																	$ 0.0001		$ 0.0001
Market value price per share (in Dollars per share)										$ 6.65	$ 8.75		$ 8.75			$ 25.25	$ 10
Additional shares issued											13,200
Convertible note issued (in Dollars)												$ 54,958.33					$ 1,100,000			$ 216,000
Interest rate																						9.50%
Restricted common stock									140,000						310,600
Percentage of contribution for project pipeline									100.00%
Purchase shares of common stock												96,444
Exercise Price (in Dollars per share)												$ 12
Hover Energy, LLC [Member]
Shareholders’ Equity [Line Items]
Interest rate									51.00%
Joint Venture [Member]
Shareholders’ Equity [Line Items]
Interest rate									49.00%
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase																	493,800		603,488		11,945,000
Issued additional warrants																	400,000
Additional shares issued														3,600
Purchase shares of common stock												9,644
Exercise Price (in Dollars per share)												$ 13.18
Previously Reported [Member]
Shareholders’ Equity [Line Items]
Common shares, shares authorized																	150,000,000				150,000,000
Common shares, shares issued																	71,905,363				57,500,000
Common shares, shares outstanding																	71,905,363				57,500,000
Preferred stock, shares authorized																	1,000,000				1,000,000
Preferred stock, shares issued																	0				0
Preferred stock, shares outstanding																	0				0
Common stock, par value (in Dollars per share)																	$ 0.0001				$ 0.0001
Previously Reported [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase																	12,345,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Shares issued										8,262	4,000		4,000			3,252
Common Stock [Member] | Previously Reported [Member]
Shareholders’ Equity [Line Items]
Shares issued																	2,796,554
Common Stock [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Common shares, shares issued																			87,288,070
Common shares, shares outstanding																			87,288,070
Common Stock [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Common shares, shares issued																			3,491,523
Common shares, shares outstanding																			3,491,523
Restricted Common Stock [Member]
Shareholders’ Equity [Line Items]
Shares issued									200,000
Price per share (in Dollars per share)									$ 10
Unrestricted Common Stock [Member]
Shareholders’ Equity [Line Items]
Common shares, shares issued								10,194
Common stock, par value (in Dollars per share)								$ 5.32
Shares issued								10,194		8,262
Convertible note issued (in Dollars)												$ 54,265.09
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Reverse stock split			one-for-25 (1:25) reverse stock split
Common stock, par value (in Dollars per share)			$ 0.0001															$ 0.0001
Reverse stock split bid price (in Dollars per share)			$ 1
Subsequent Event [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Reverse stock split							1-for-25
Subsequent Event [Member] | Unrestricted Common Stock [Member]
Shareholders’ Equity [Line Items]
Shares issued	195,000	189,000		20,000	447,050	26,750
Class A Common Stock [Member]
Shareholders’ Equity [Line Items]
Common shares, shares authorized																					100,000,000
Class B Common Stock [Member]
Shareholders’ Equity [Line Items]
Common shares, shares authorized																					10,000,000